UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:      Stichting Pensioenfonds ABP
Address:   PO Box 2889
           6401 DJ Heerlen
           The Netherlands


Form 13F File Number: 028-04817

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Spijkers
Title: President of ABP Investments U.S., Inc.
Phone: (212) 338-0800

Signature, Place, and Date of Signing:

/s/ Paul A. Spijkers           New York, New York               12/02/99
----------------------     ---------------------------      -----------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:           117

Form 13F Information Table Value Total:   $ 2,335,611
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

                                                                         PAGE  1

     COLUMN 1                           COLUMN 2    COLUMN 3        COLUMN 4        COLUMN 5      COLUMN 6      COLUMN 7   COLUMN 8
------------------                   -------------- --------        --------    --------------   ----------    --------   ---------
                                                      ISIN/        FAIR MARKET    SHRS OF  SH/   INVESTMENT     OTHER      VOTING
  NAME OF ISSUER                     TITLE OF CLASS  CUSIP           VALUE        PRN AMT  PRN   DISCRETION    MANAGERS   AUTHORITY
                                                                     ITEM 4                         SOLE                    SOLE
------------------                   -------------- --------        --------    ---------  ---   ----------    --------   ---------

amb property corp                         Com       us00163T109    24,097,201    1,137,331  SH       Yes                   Yes
american health properties inc.           Com       us026494104     3,094,641      153,771  SH       Yes                   Yes
american industrial properties reit     Com New     us026791202     4,645,264      348,940  SH       Yes                   Yes
american real estate inv. Corp.           Com       us029166105     3,524,070      213,580  SH       Yes                   Yes
Amli Residential Properties           Sh Ben Int    us001735109     3,154,200      150,200  SH       Yes                   Yes
apartment investment & management        Cl A       us03748R101   178,359,980    4,663,006  SH       Yes                   Yes
archstone communities                 Sh Ben Int    us039581103    16,500,175      854,378  SH       Yes                   Yes
arden realty group                        Com       us039793104    30,622,869    1,407,948  SH       Yes                   Yes
associated estates realty corp.           Com       us045604105     1,228,277      133,690  SH       Yes                   Yes
bedford property investors inc.         Com Par     us076446301     2,352,426      139,403  SH       Yes                   Yes
berkshire realty co                       Com       us084710102     3,672,780      306,065  SH       Yes                   Yes
boston properties inc                     Com       us101121101    33,100,888    1,078,644  SH       Yes                   Yes
bradley real estate inc                   Com       us104580105    10,746,012      584,817  SH       Yes                   Yes
brandywine realty trust               Sh Ben Int    us105368203     3,787,371      233,069  SH       Yes                   Yes
bre properties                           Cl A       us05564E106     6,562,322      274,144  SH       Yes                   Yes
burnham pacific properties inc            Com       us12232C108     2,077,549      196,691  SH       Yes                   Yes
cabot industrial trust                    Com       us127072106     3,850,000      200,000  SH       Yes                   Yes
camden property trust                 Sh Ben Int    us133131102     9,880,056      367,630  SH       Yes                   Yes
carramerica realty inc                    Com       us144418100    28,476,147    1,298,058  SH       Yes                   Yes
catellus dev corp                         Com       us149111106     4,164,200      354,400  SH       Yes                   Yes
cbl & associates properties               Com       us124830100    43,717,906    1,788,968  SH       Yes                   Yes
centerpoint properties trust          Sh Ben Int    us151895109     4,107,983      124,249  SH       Yes                   Yes
charles e smith resdntl rlty              Com       us832197107    24,648,811      720,989  SH       Yes                   Yes
chateau communities inc                   Com       us161726104     4,486,560      172,560  SH       Yes                   Yes
chelsea gca realty inc                    Com       us163262108     6,997,885      221,277  SH       Yes                   Yes
colonial properties trust           Com Sh Ben Int  us195872106     4,021,863      150,350  SH       Yes                   Yes
commercial net lease realty inc           Com       us202218103     3,537,934      332,982  SH       Yes                   Yes
cornerstone properties inc                Com       us21922H103    12,000,652      786,928  SH       Yes                   Yes
cornerstone realty income trust inc       Com       us21922V102     4,867,326      540,814  SH       Yes                   Yes
crescent real estate equities             Com       us225756105    13,221,612      734,534  SH       Yes                   Yes
developers diversified realty             Com       us251591103     8,264,424      590,316  SH       Yes                   Yes
duke weeks realty corp                  Com New     us264411505   176,395,889    9,045,943  SH       Yes                   Yes
eastgroup properties inc                  Com       us277276101     1,797,021       99,146  SH       Yes                   Yes
entertainment prop. Trust           Com Sh Ben Int  us29380T105     2,029,950      138,800  SH       Yes                   Yes
equity inns inc                           Com       us294703103     1,949,365      229,337  SH       Yes                   Yes
equity office properties trust            Com       us294741103   338,544,947   14,561,073  SH       Yes                   Yes
equity residential props              Sh Ben Int    us29476L107   232,937,621    5,497,053  SH       Yes                   Yes
essex properties trust inc                Com       us297178105     9,204,913      263,468  SH       Yes                   Yes

                                                                         PAGE  2

     COLUMN 1                           COLUMN 2    COLUMN 3        COLUMN 4        COLUMN 5      COLUMN 6      COLUMN 7   COLUMN 8
------------------                   -------------- --------        --------    --------------   ----------    --------   ---------
                                                      ISIN/        FAIR MARKET    SHRS OF  SH/   INVESTMENT     OTHER      VOTING
  NAME OF ISSUER                     TITLE OF CLASS  CUSIP           VALUE        PRN AMT  PRN   DISCRETION    MANAGERS   AUTHORITY
                                                                     ITEM 4                         SOLE                    SOLE
------------------                   -------------- --------        --------    ---------  ---   ----------    --------   ---------

federal realty investment trust     Sh Ben Int New  us313747206    61,690,292    2,946,402  SH       Yes                   Yes
felcor lodging trust inc                  Com       us31430F101     7,306,110      417,492  SH       Yes                   Yes
first industrial realty trust             Com       us32054K103    15,025,750      607,101  SH       Yes                   Yes
first washington realty trust             Com       us337489504     1,438,500       68,500  SH       Yes                   Yes
forest city enterprises                  Cl A       us345550107       584,588       26,200  SH       Yes                   Yes
franchise financial corp america          Com       us351807102     8,022,160      343,194  SH       Yes                   Yes
gables residential trust              Sh Ben Int    us362418105    37,113,648    1,546,402  SH       Yes                   Yes
general growth properties                 Com       us370021107    12,261,974      389,269  SH       Yes                   Yes
glenborough realty trust inc              Com       us37803P105     6,314,699      382,709  SH       Yes                   Yes
glimcher realty trust                 Sh Ben Int    us379302102     2,146,182      146,123  SH       Yes                   Yes
great lakes Reit inc.                     Com       us390752103     2,577,194      171,100  SH       Yes                   Yes
grove property trust                  Sh Ben Int    us399613108     5,193,660      393,832  SH       Yes                   Yes
health care property investors inc        Com       us421915109     5,083,916      193,673  SH       Yes                   Yes
health care realty trust                  Com       us421946104     4,571,411      244,624  SH       Yes                   Yes
highwoods properties inc                  Com       us431284108     9,784,735      378,154  SH       Yes                   Yes
home properties of NY inc                 Com       us437306103     4,558,225      170,800  SH       Yes                   Yes
hospitality properties trust        Com Sh Ben Int  us44106M102     7,564,371      342,861  SH       Yes                   Yes
hrpt properties trust               Com Sh Ben Int  us40426W101     9,398,417      808,466  SH       Yes                   Yes
irt property co                           Com       us450058102     1,839,996      204,444  SH       Yes                   Yes
jdn realty corp                           Com       us465917102     4,188,458      204,315  SH       Yes                   Yes
jp realty inc                             Com       us46624A106     1,858,987      108,554  SH       Yes                   Yes
kilroy realty                             Com       us49427F108     8,817,005      417,373  SH       Yes                   Yes
kimco realty corp                         Com       us49446R109    17,373,142      485,962  SH       Yes                   Yes
koger equity inc.                         Com       us500228101     2,626,320      164,145  SH       Yes                   Yes
kranzco realty trust                Com Sh Ben Int  us50076E103       657,730       64,961  SH       Yes                   Yes
liberty property trust                Sh Ben Int    us531172104    65,224,180    2,874,895  SH       Yes                   Yes
macerich co                               Com       us554382101    29,262,560    1,265,408  SH       Yes                   Yes
mack-cali realty corp                     Com       us554489104    39,832,757    1,485,604  SH       Yes                   Yes
manufactured home comm. Inc               Com       us564682102     3,746,639      160,284  SH       Yes                   Yes
meditrust corp.                     Paired CTF New  us58501T306     7,424,835      873,510  SH       Yes                   Yes
meristar hospitality corp                 Com       us58984Y103     4,461,632      292,566  SH       Yes                   Yes
mid-amer app. cmntys inc                  Com       us59522J103     2,502,170      116,380  SH       Yes                   Yes
mid atlantic realty trust             Sh Ben Int    us595232109       652,344       62,500  SH       Yes                   Yes
mills corp                                Com       us601148109     3,967,663      222,746  SH       Yes                   Yes
mission west properties                   Com       us605203108       928,125      110,000  SH       Yes                   Yes
national golf properties inc              Com       us63623G109     1,749,240       77,744  SH       Yes                   Yes
nationwide health properties inc          Com       us638620104     4,719,954      283,907  SH       Yes                   Yes

                                                                         PAGE  3

     COLUMN 1                           COLUMN 2    COLUMN 3        COLUMN 4        COLUMN 5      COLUMN 6      COLUMN 7   COLUMN 8
------------------                   -------------- --------        --------    --------------   ----------    --------   ---------
                                                      ISIN/        FAIR MARKET    SHRS OF  SH/   INVESTMENT     OTHER      VOTING
  NAME OF ISSUER                     TITLE OF CLASS  CUSIP           VALUE        PRN AMT  PRN   DISCRETION    MANAGERS   AUTHORITY
                                                                     ITEM 4                         SOLE                    SOLE
------------------                   -------------- --------        --------    ---------  ---   ----------    --------   ---------

new plan excel realty trust               Com       us648053106    89,633,640    5,032,064  SH       Yes                   Yes
pacific gulf properties inc               Com       us694396102     5,801,095      290,964  SH       Yes                   Yes
pan pacific retail properties inc         Com       us69806L104     3,811,763      223,400  SH       Yes                   Yes
parkway properties                        Com       us70159Q104     5,005,200      155,200  SH       Yes                   Yes
pennsylvania real estate inv          Sh Ben Int    us709102107     1,546,127       81,914  SH       Yes                   Yes
philips international realty corp         Com       us718333107     4,542,300      288,400  SH       Yes                   Yes
post properties inc                       Com       us737464107    16,943,255      430,989  SH       Yes                   Yes
prime group realty trust              Sh Ben Int    us74158J103     2,322,585      154,839  SH       Yes                   Yes
prime retail inc                          Com       us741570105     1,961,057      265,906  SH       Yes                   Yes
prologis trust                        Sh Ben Int    us743410102    33,863,185    1,794,076  SH       Yes                   Yes
ps business parks inc calif               Com       us69360J107     5,941,468      228,518  SH       Yes                   Yes
public storage inc                        Com       us74460D109    31,064,122    1,233,315  SH       Yes                   Yes
ramco-gershenson property trust     Com Sh Ben Int  us751452202     3,585,000      240,000  SH       Yes                   Yes
realty income corp                        Com       us756109104     3,811,833      164,836  SH       Yes                   Yes
reckson associates realty corp            Com       us75621K106    10,173,212      488,803  SH       Yes                   Yes
reckson associates realty corp - B       Cl B       us75621K304     8,597,225      393,016  SH       Yes                   Yes
reckson service industries                Com       us75621J109     1,158,740       73,280  SH       Yes                   Yes
reckson associates realty 7,625%        PFD CV      us75621K205     3,633,750      180,000  SH       Yes                   Yes
rfs hotel investments inc                 Com       us74955J108     1,770,115      153,923  SH       Yes                   Yes
rouse co                                  Com       us779273101   101,945,200    4,432,400  SH       Yes                   Yes
security capital group -A-               Cl A       us81413P105    38,543,900       53,164  SH       Yes                   Yes
security capital group -B-               Cl B       us81413P204       155,688       10,600  SH       Yes                   Yes
shurgard storage centers inc              Com       us82567D104     4,426,290      178,840  SH       Yes                   Yes
simon property group                      Com       us828806109   149,483,404    6,662,213  SH       Yes                   Yes
sl green realty corp                      Com       us78440X101    17,427,050      850,100  SH       Yes                   Yes
sovran self storage inc                   Com       us84610H108     1,734,005       76,220  SH       Yes                   Yes
spieker properties                        Com       us848497103    22,033,812      635,209  SH       Yes                   Yes
storage usa inc                           Com       us861907103     8,397,923      305,379  SH       Yes                   Yes
summit properties inc                     Com       us866239106     3,421,574      171,615  SH       Yes                   Yes
sun communities inc                       Com       us866674104     7,154,295      216,387  SH       Yes                   Yes
taubman centers inc                       Com       us876664103    18,970,377    1,649,598  SH       Yes                   Yes
trinet corp realty trust inc              Com       us896287109     3,655,290      153,503  SH       Yes                   Yes
trizec hahn corp                        Sub VTG     ca896938107     2,083,125      110,000  SH       Yes                   Yes
united dominion realty trust inc          Com       us910197102     7,142,391      638,426  SH       Yes                   Yes
urban shopping centers inc                Com       us917060105     3,483,538      120,122  SH       Yes                   Yes
us restaurant properties inc              Com       us902971100     1,713,800       90,200  SH       Yes                   Yes
vornado realty trust                  Sh Ben Int    us929042109    23,483,720      722,576  SH       Yes                   Yes
walden residential properties             Com       us931210108     3,863,779      177,136  SH       Yes                   Yes
washington real estate inv trust      Sh Ben Int    us939653101     3,459,440      219,647  SH       Yes                   Yes

                                                                         PAGE  4

     COLUMN 1                           COLUMN 2    COLUMN 3        COLUMN 4        COLUMN 5      COLUMN 6      COLUMN 7   COLUMN 8
------------------                   -------------- --------        --------    --------------   ----------    --------   ---------
                                                      ISIN/        FAIR MARKET    SHRS OF  SH/   INVESTMENT     OTHER      VOTING
  NAME OF ISSUER                     TITLE OF CLASS  CUSIP           VALUE        PRN AMT  PRN   DISCRETION    MANAGERS   AUTHORITY
                                                                     ITEM 4                         SOLE                    SOLE
------------------                   -------------- --------        --------    ---------  ---   ----------    --------   ---------

weingarten realty investments         Sh Ben Int    us948741103     6,122,361      163,809  SH       Yes                   Yes
wellsford realty property inc             Com       us950240101     1,752,969      184,523  SH       Yes                   Yes
winston hotels inc                        Com       us97563A102       892,976      100,617  SH       Yes                   Yes

                                                                2,335,611,228   98,942,479
